UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Vicuna Advisors LLC

Address:    Quiambaug Cove    107 Wilcox Road, Suite 101    Stonington, CT 06378

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            (860) 536-0155

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch             Stonington, CT          14th day of August, 2008
--------------------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    12

Form 13F Information Table Value Total:               $79,226
                                                      -------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                             FORM 13F INFORMATION TABLE
                         TITLE OF               VALUE     SHARES/    SH/   PUT/     INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP    (X$1000)   PRN AMT     PRN   CALL     DSCRETN    MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC              COM     548661107   19,526    941,000     SH         SHARED-DEFINED            941,000
BED BATH & BEYOND INC.     COM     075896100   17,515    623,300     SH         SHARED-DEFINED            623,300
SEARS HLDGS CORP           COM     812350106    4,323     58,686     SH         SHARED-DEFINED             58,686
AMERICAN EXPRESS CO. CMN   COM     025816109   13,109    348,000     SH         SHARED-DEFINED            348,000
MORGAN STANLEY             COM     617446448      855     23,700     SH         SHARED-DEFINED             23,700
MERRILL LYNCH              COM     590188108      587     18,500     SH         SHARED-DEFINED             18,500
WHOLE FOODS MKT INC        COM     966837106    5,664    239,086     SH         SHARED-DEFINED            239,086
CARMAX INC                 COM     143130102    7,193    506,936     SH         SHARED-DEFINED            506,936
FAMOUS DAVES OF
  AMERICA INC              COM     307068106    8,215  1,066,833     SH         SHARED-DEFINED          1,066,833
GEORGIA GULF CORP NEW      COM     373200203      290    100,000     SH         SHARED-DEFINED            100,000
DELIA*S INC NEW            COM     246911101    1,773    881,956     SH         SHARED-DEFINED            881,956
BUILDING MATERIALS
  HOLDING CORP             COM     120113105      177    100,000     SH         SHARED-DEFINED            100,000
